Subsequent Event	12 Months Ended
Mar. 31, 2012
Subsequent Event [Abstract]
Subsequent Event
16.	Subsequent Event:

In April 2012, the Company filed a preliminary Registration Statement on Form F-1 in relation to a $5 million stock rights offering. The proceeds from the rights offering, if ultimately executed by the Company, are expected to be used to pay down interest-bearing debt under the Company’s Amended and Restated Cash Advance Agreements with Montrovest.